NET INCOME/LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
NET INCOME/LOSS PER SHARE
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Numerator:
Numerator for basic and diluted income (loss) per share	44,990	(99,941)	(62,712)
Denominator:
Denominator for basic income (loss) per share weighted average ordinary shares outstanding	41,342,597	43,505,175	44,372,326
Denominator for diluted income (loss) per share weighted average ordinary shares outstanding	41,671,763	43,505,175	44,372,326

Basic income (loss) per share	1.09	(2.30)	(1.41)
Diluted income (loss) per share	1.08	(2.30)	(1.41)